Stock-based Compensation Plan - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number of shares, Beginning balance	3,891,768	2,104,223	2,238,598
Options Outstanding, Number of shares, Granted	987,500	2,221,278	17,500
Options Outstanding, Number of shares, Exercised	1,685,675	74,000	30,000
Options Outstanding, Number of shares, Forfeited	400,938	359,733	121,875
Options Outstanding, Number of shares, Ending balance	2,792,655	3,891,768	2,104,223	2,238,598
Options Outstanding, Number of shares, Options vested and exercisable	702,291	1,918,067	1,424,380
Options Outstanding, Weighted average exercise price, Beginning balance	$ 0.44	$ 0.37	$ 0.37
Options Outstanding, Weighted average exercise price, Granted	2.57	0.49	0.45
Options Outstanding, Weighted average exercise price, Exercised	0.40	0.09	0.22
Options Outstanding, Weighted average exercise price, Forfeited	0.69	0.43	0.45
Options Outstanding, Weighted average exercise price, Ending balance	1.18	0.44	0.37	$ 0.37
Options Outstanding, Weighted average exercise price, Options vested and exercisable	$ 0.44	$ 0.39	$ 0.34
Weighted average remaining contractual term (years)	8 years 6 months 10 days	8 years 2 months 23 days	7 years 9 months 25 days	8 years 9 months 29 days
Weighted average remaining contractual term (years), Options vested and exercisable	3 years 4 months 13 days	7 years 2 months 15 days	7 years 5 months 23 days
Aggregate intrinsic values	$ 30,331	$ 4,333	$ 821	$ 332	$ 4,333
Aggregate intrinsic values, Options vested and exercisable	$ 8,150	$ 2,215	$ 604